Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2023
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

	12-31-2023
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	35,935	449,278,983	113,862,934	102,479	10,959	563,291,290
Other current financial assets	—	57,180,139	10,537,499	18,996	—	67,736,634
Other current non-financial assets	3,055,257	69,227,975	27,260,077	593,326	360,690	100,497,325
Trade and other receivables, current	5,357,143	1,244,013,158	199,870,569	53,679	—	1,449,294,549
Current accounts receivable from related parties	—	5,340,093	32,373,527	12,560,505	—	50,274,125
Inventories	627,574	12,759,347	40,218,695	5,009,744	146,519	58,761,879
Current tax assets	-	73,779,644	7,333,950	-	1,863	81,115,457
Non-current assets or groups of assets for disposal classified as held for sale	—	-	-	—	—	-
TOTAL CURRENT ASSETS	9,075,909	1,911,579,339	431,457,251	18,338,729	520,031	2,370,971,259

NON-CURRENT ASSETS
Other non-current financial assets	1,838,328	9,764,057	-	—	—	11,602,385
Other non-current non-financial assets	79,460	238,284,871	29,533	—	—	238,393,864
Trade and other non-current receivables	30,745,450	353,276,892	519,655,799	—	-	903,678,141
Investments accounted for using the equity method	—	25,294,926	58,859	—	-	25,353,785
Intangible assets other than goodwill	—	112,207,320	82,682,099	—	120,081	195,009,500
Goodwill	—	849,345,650	35,119,008	—	—	884,464,658
Property, plant and equipment	—	3,437,454,240	3,400,624,560	—	12,106,020	6,850,184,820
Investment property	—	7,340,561	—	—	—	7,340,561
Right-of-use asset	217,535,040	32,890,521	11,875,392	6,751,602	—	269,052,555
Deferred tax assets	—	54,989,051	22,680,457	—	—	77,669,508
TOTAL NON CURRENT ASSETS	250,198,278	5,120,848,089	4,072,725,707	6,751,602	12,226,101	9,462,749,777

TOTAL ASSETS	259,274,187	7,032,427,428	4,504,182,958	25,090,331	12,746,132	11,833,721,036

	12-31-2022
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	32,892	745,956,809	128,804,370	176,894	242,734	875,213,699
Other current financial assets	—	2,856,333	657,001	16,882	—	3,530,216
Other current non-financial assets	3,065,209	161,803,844	26,263,120	502,775	1,005,404	192,640,352
Trade and other receivables, current	4,374,199	1,463,980,203	41,156,861	2,092	—	1,509,513,355
Current accounts receivable from related parties	—	3,741,016	20,048,882	232,478,706	—	256,268,604
Inventories	136,717	65,749,377	9,292,286	2,737,713	-	77,916,093
Current tax assets	-	112,755,098	7,803,269	-	-	120,558,367
Non-current assets or groups of assets for disposal classified as held for sale	—	28,333,006	268,627	—	—	28,601,633
TOTAL CURRENT ASSETS	7,609,017	2,585,175,686	234,294,416	235,915,062	1,248,138	3,064,242,319

NON-CURRENT ASSETS
Other non-current financial assets	1,458,904	58,368,736	-	—	—	59,827,640
Other non-current non-financial assets	70,036	78,178,092	28,213	—	—	78,276,341
Trade and other non-current receivables	20,988,425	114,670,586	554,563,222	—	925,412	691,147,645
Investments accounted for using the equity method	—	4,960,303	12,404,147	—	388,328	17,752,778
Intangible assets other than goodwill	—	109,744,724	81,674,736	—	21,803	191,441,263
Goodwill	—	849,345,650	34,267,779	—	—	883,613,429
Property, plant and equipment	—	3,212,229,418	3,345,829,232	—	14,295,344	6,572,353,994
Investment property	—	7,348,262	—	—	—	7,348,262
Right-of-use asset	208,921,326	17,988,526	-	6,788,580	—	233,698,432
Deferred tax assets	—	42,524,495	23,353,134	—	—	65,877,629
TOTAL NON CURRENT ASSETS	231,438,691	4,495,358,792	4,052,120,463	6,788,580	15,630,887	8,801,337,413

TOTAL ASSETS	239,047,708	7,080,534,478	4,286,414,879	242,703,642	16,879,025	11,865,579,732

	12-31-2023
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	42,031,748	164	572,983,003	—	—	—	—	615,014,915
Current lease liability	22,149,396	99,718	357,191	1,531,888	—	—	—	24,138,193
Trade and other current payables	9,300,520	1,105,027,430	339,850,625	10,075,306	238,084	-	—	1,464,491,965
Current accounts payable to related parties	—	6,712,011	161,400,415	294,455,151	—	10,889	—	462,578,466
Other current provisions	—	25,105,457	15,663	—	31,590	—	—	25,152,710
Current tax liabilities	—	155,757,190	4,350,022	—	—	—	—	160,107,212
Other current non-financial liabilities	—	33,056,546	7,903,913	1,466,297	8,127	—	—	42,434,883
TOTAL CURRENT LIABILITIES	73,481,664	1,325,758,516	1,086,860,832	307,528,642	277,801	10,889	—	2,793,918,344

NON-CURRENT LIABILITIES
Other non-current financial liabilities	196,122,880	—	1,708,390,061	—	—	—	—	1,904,512,941
Non-current lease liability	236,309,986	968,197	1,115,232	5,530,612	—	—	—	243,924,027
Trade and other non-current receivables	—	292,062,875	303,471,982	—	—	—	—	595,534,857
Non-Current accounts payable to related parties	—	—	1,034,791,219	—	—	—	—	1,034,791,219
Other long-term provisions	—	176,624,539	34,976,147	—	—	—	—	211,600,686
Deferred tax liabilities	—	31,195,552	141,317,111	—	—	—	—	172,512,663
Non-current provisions for employee benefits	—	61,930,822	889,222	—	—	—	—	62,820,044
Other non-current non-financial liabilities	—	53,219,983	—	—	—	—	—	53,219,983
TOTAL NON-CURRENT LIABILITIES	432,432,866	616,001,968	3,224,950,974	5,530,612	—	—	—	4,278,916,420

TOTAL LIABILITIES	505,914,530	1,941,760,484	4,311,811,806	313,059,254	277,801	10,889	—	7,072,834,764

	12-31-2022
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	40,274,963	83	28,244,737	—	—	—	—	68,519,783
Current lease liability	11,041,842	100,658	6,429,038	1,449,098	—	—	—	19,020,636
Trade and other current payables	27,565,082	1,336,917,391	371,476,401	7,596,123	324,415	—	13,497	1,743,892,909
Current accounts payable to related parties	—	234,496,436	448,393,609	263,608,529	-	—	—	946,498,574
Other current provisions	—	22,760,982	-	—	141,024	—	—	22,902,006
Current tax liabilities	—	327,612,098	6,724,272	—	—	—	—	334,336,370
Other current non-financial liabilities	—	28,318,088	4,499,888	486,941	16,685	—	—	33,321,602
TOTAL CURRENT LIABILITIES	78,881,887	1,950,205,736	865,767,945	273,140,691	482,124	—	13,497	3,168,491,880

NON-CURRENT LIABILITIES
Other non-current financial liabilities	225,557,282	—	1,958,245,974	—	—	—	—	2,183,803,256
Non-current lease liability	208,182,319	996,108	1,027,260	6,459,232	—	—	—	216,664,919
Trade and other non-current receivables	—	27,660	308,281,202	—	—	—	—	308,308,862
Non-Current accounts payable to related parties	—	—	1,147,096,713	—	—	—	—	1,147,096,713
Other long-term provisions	—	164,276,876	25,193,367	—	—	—	—	189,470,243
Deferred tax liabilities	—	36,601,749	162,414,745	—	—	—	—	199,016,494
Non-current provisions for employee benefits	—	62,699,415	-	—	—	—	—	62,699,415
Other non-current non-financial liabilities	—	1,088,647	—	—	—	—	—	1,088,647
TOTAL NON-CURRENT LIABILITIES	433,739,601	265,690,455	3,602,259,261	6,459,232	—	—	—	4,308,148,549

TOTAL LIABILITIES	512,621,488	2,215,896,191	4,468,027,206	279,599,923	482,124	—	13,497	7,476,640,429